Note 9 - Equity Method Investments (Details Textual) $ in Thousands, shares in Millions		12 Months Ended
	Nov. 12, 2018 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Apr. 30, 2017 USD ($)
Number of Jointly Owned Companies	5	13
Income (Loss) from Equity Method Investments, Total		$ 12,051	$ 3,381	$ (78)
York [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	7.6
Excess Amount of Acquisition	$ 5,171
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	40.00%
Skerrett Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity		39,650			$ 44,000
Steadman Maritime Co., Horton Maritime Co. and Marchant Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments		1,524	1,428
Proceeds from Dividends Received		1,107
Kemp Maritime Co. and Hyde Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments			3,449
Proceeds from Dividends Received			735
Ainsley Maritime Co. and Ambrose Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments			498
Proceeds from Dividends Received		1,000	1,250
Benedict, Bertrand, Beardmore, Schofield, and Fairbank Maritime Co. [Member]
Proceeds from Dividends Received		8,000	2,980
Geyer Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments			798
Skerrett Maritime Co. [Member]
Proceeds from Dividends Received		735
Skerrett Maritime Co. [Member] | Costamare Ventures [Member]
Payments to Acquire Equity Method Investments			1,964
Platt Maritime Co. and Sykes Maritime Co. [Member]
Payments to Acquire Equity Method Investments		$ 4,875	$ 1,753